Significant accounting policies (Policies)	12 Months Ended
Mar. 31, 2021
Disclosure Of Significant Accounting Policies [Abstract]
Basis of presentation and consolidation	Basis of presentation and consolidation
These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB) and were approved for issue by the Board of Directors (the "Board") of the Company on May 20, 2021.
The consolidated financial statements have been prepared on a historical cost basis, except for our lease liabilities which are measured at present value and certain financial assets and liabilities, which have been measured at fair value as described below. The consolidated financial statements provide comparative information in respect of the previous period. Certain comparative figures have been reclassified in order to conform to the current period presentation.
The consolidated financial statements include the accounts of Lightspeed and its wholly-owned subsidiaries, Lightspeed POS USA Inc., Lightspeed POS Belgium BV, Lightspeed POS UK Ltd., Lightspeed Netherlands BV, Lightspeed Payments USA Inc., ReUp Technologies Inc., Chronogolf Inc. ("Chronogolf"), Lightspeed Commerce CH S.A. (formerly known as iKentoo S.A.), Kounta Pty Ltd, Lightspeed POS Germany GmbH (formerly known as Gastrofix GMBH) ("Gastrofix"), Lightspeed Commerce USA Inc. (the successor to ShopKeep Inc.) and Upserve Inc. (collectively, the "subsidiaries"). All significant intercompany balances and transactions have been eliminated on consolidation.
The financial statements of all subsidiaries, including those of new subsidiaries of Lightspeed from the reporting period starting on their acquisition or incorporation date, are prepared for the same reporting period as Lightspeed using Lightspeed’s accounting policies. All subsidiaries are fully consolidated until the date that Lightspeed’s control ceases.
In March 2020, the World Health Organization characterized a novel strain of the coronavirus, known as COVID-19, as a pandemic. Concerns related to the spread of COVID-19, the continuing resurgences of COVID-19, and the related containment measures intended to mitigate its impact have created substantial disruption in the global economy. Refer to note 4 of these consolidated financial statements for a description of how COVID-19 impacted the Company’s significant accounting estimates and assumptions.

Revenue recognition
Revenue recognition
The Company’s main sources of revenue are subscriptions for its platforms. In addition, the Company generates revenue from payment processing services, payment residuals, professional services and sales of hardware as described below.
The Company recognizes revenue to depict the transfer of promised services to merchants in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those services by applying the following steps:
•Identifying the contract with a merchant;
•Identifying the performance obligations in the contract;
•Determining the transaction price;
•Allocating the transaction price; and
•Recognizing revenue when, or as, the Company satisfies a performance obligation.
The Company follows the guidance provided in IFRS 15 – Appendix B, Principal versus Agent Considerations, for determining whether the revenue should be recognized based on the gross amount billed to a merchant or the net amount retained. This determination is a matter of judgment that depends on the facts and circumstances of each arrangement.
Sales taxes collected from merchants and remitted to government authorities are excluded from revenue.
The Company’s arrangements with merchants can include multiple services or performance obligations, which may consist of some or all of the Company’s subscription solutions. When contracts involve multiple performance obligations, the Company evaluates whether each performance obligation is distinct and should be accounted for as a separate unit of accounting. In the case of software subscriptions and licenses and hardware and other, the Company has determined that merchants can benefit from each service on its own, and that each service being provided to the merchant is separately identifiable from other promises in the contract. Specifically, the Company considers the distinct performance obligations to be the software subscriptions and licenses and the hardware and implementation services. Payment residuals and payment processing services were also considered to be distinct performance obligations.
The total transaction price is determined at the inception of the contract and allocated to each performance obligation based on its relative standalone selling prices. The Company determines the standalone selling price by considering internal evidence such as normal or consistently applied standalone selling prices. The determination of standalone selling prices is made through consultation with and approval by management, taking into consideration the Company’s go-to-market strategy. The Company may modify its pricing practices in the future as its go-to-market strategies evolve, which could result in changes in relative standalone selling prices. Rebates are allocated to each performance obligation to which they relate based on their relative standalone selling price.
The Company generally receives payment from its merchants on the invoice due date. In all other cases, payment terms and conditions vary by contract type, although terms generally include a requirement for payment within 14 days of the invoice date. In instances where the timing of revenue recognition differs from the timing of invoicing and subsequent payment, we have determined the Company’s contracts generally do not include a significant financing component.
Subscription revenue
Software subscriptions and licenses include subscriptions to cloud-based solutions for both retail and hospitality platforms and for the Company's e‑commerce offering. In addition to the core subscriptions and licenses outlined above, customers can purchase add-on services such as loyalty, delivery, order anywhere, advanced reporting, accounting and analytics, amongst others. Subscriptions include maintenance and support, which includes access to unspecified upgrades.
The Company recognizes revenue for its software subscriptions and subscription licenses ratably over the term of the contract, usually commencing on the date the services are made available to customers.
Transaction-based revenue
The Company offers to its customers payment processing services, through connected terminals and online, that facilitate payment for goods and services sold by the customer to its consumers. The Company recognizes revenue from payment processing services at the time of the transaction on a gross basis, it having been determined that the Company is the principal in the arrangement.
The Company’s software also interfaces with third parties that enable credit card processing. These companies generate revenue from charging transaction fees that are generally a fixed amount per transaction, or a fixed percentage of the transaction processed. As part of integrating with the solutions of these payment processors, the Company negotiates a revenue share with most of them, whereby the Company receives a portion of the revenues generated by the payment processor. In addition, the Company has contracted with a number of third-party vendors that sell products to the same merchant customers as does the Company. The Company refers its merchant customers to these vendors and earns a referral fee. The Company recognizes the revenues it receives from third party vendors at the point in time when they are due from third party vendors. These revenues are recognized on a net basis, whereby only the portion of revenues that the Company receives (or which is due) from the third party vendor is recognized.
In the prior period consolidated financial statements, transaction based-revenue was classified as part of software and payments revenue.
Hardware and other revenue
For retail, hospitality and e-commerce customers, the Company’s software integrates with various hardware solutions required to operate a location. As part of the sale process to both new and existing customers, the Company acts as a reseller of the hardware. Such sales consist primarily of hardware peripherals. In addition, in some cases where customers would like assistance deploying the Company’s software or integrating the Company’s software with other systems or setting up their e-commerce store, the Company provides professional services customized to the merchant.
Hardware equipment revenues are recognized on a gross basis at a point in time, namely when ownership passes to the merchant, in accordance with the shipping terms.
Most professional services are sold on a time-and-materials basis. Consulting engagements can last anywhere from one day to several weeks and are based strictly on the customer’s requirements. The Company’s software can typically be used as delivered by the customer. The Company’s professional services are generally not essential to the functionality of the software. For services performed on a time-and-materials basis, revenues are recognized as the services are delivered.
Contract assets
The Company records commission assets for selling commissions paid at the inception of a contract that are incremental costs of obtaining the contract if the Company expects to recover those costs. Commission assets are subsequently amortized on a systematic basis consistent with the pattern of the transfer of the good or service to which the commission asset relates.
The Company records contract assets for discounts provided to merchants at the inception of a contract. Contract assets are subsequently amortized against revenue on a systematic basis consistent with the term to which the contract asset relates.
Deferred revenue
Deferred revenue mainly comprises fees collected or contractually due for services in which the applicable revenue recognition criteria have not been met. This balance will be recognized as revenue as the services are performed.

Cash and cash equivalents
Cash and cash equivalents
The Company considers all short term highly liquid investments that are readily convertible into known amounts of cash, with original maturities at their acquisition date of three months or less to be cash equivalents.

Restricted cash	Restricted cashThe Company is required to hold a defined amount of cash as collateral under the terms of certain business combination arrangements and lease agreements. Cash deposits that have restrictions governing their use are classified as restricted cash, current or long-term, based on the remaining length of the restriction.
Inventories
Inventories
Inventories, consisting of hardware equipment only, are recorded at the lower of cost and net realizable value with cost determined using the weighted average cost method. The Company provides an allowance for obsolescence based on estimated product life cycles, usage levels and technology changes. Changes in these estimates are reflected in the determination of cost of revenues.
The amount of any impairment of inventories to net realizable value, and all losses on inventories, are recognized as an expense in the year during which the impairment or loss occurs.

Deferred financing costs	Deferred financing costsThe Company records deferred financing costs related to its credit facilities when it is probable that some or all of the facilities will be drawn down. The deferred financing costs are amortized over the term of the related financing arrangement. The long-term debt is recorded net of deferred financing costs.
Research and development tax credits
Research and development tax credits
Research and development costs are expensed as incurred, net of refundable investment tax credits. The Company’s research and development costs consist primarily of salaries and other related personnel expenses.
The Company recognizes the benefit of refundable research and development investment tax credits as a reduction of research and development and support costs, while non-refundable investment tax credits that can only be claimed against income taxes otherwise payable are recognized as a reduction of income taxes when there is reasonable assurance that the claim will be recovered.
Property and equipment
Property and equipment
Property and equipment are recorded at cost less accumulated depreciation and impairment losses. Depreciation is recognized using the declining balance method at the following rates, except for leasehold improvements, for which depreciation is calculated on a straight-line basis:

Furniture	20%
Equipment	20%
Computer equipment	55%
Leasehold improvements	Shorter of useful life and term of lease
Leasehold improvements in progress are not depreciated until the related asset is ready for use.

Intangible assets
Intangible assets
Acquired identifiable intangible assets
Purchased software licenses are recorded at cost and are amortized on a straight-line basis over the estimated useful life of the license, which is the license term.
Amortization of software technologies that are acquired through business combinations is calculated using the straight-line method over the estimated useful life, which ranges from three to four years, and amortization of customer relationships acquired through business combinations is calculated using the straight-line method over the estimated useful life, which ranges from three to six years.
The Company recognizes internal development costs as intangible assets only when the following criteria are met: the technical feasibility of completing the intangible asset exists, there is an intent to complete and an ability to use or sell the intangible asset, the intangible asset will generate probable future economic benefits, there are adequate resources available to complete the development and to use or sell the intangible asset, and there is the ability to reliably measure the expenditure attributable to the intangible asset during its development.

Impairment of long-lived assets
Impairment of long-lived assets
The Company evaluates its property and equipment and definite-lived intangible assets for impairment when events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs of disposal and value in use. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash inflows which are largely independent of the cash inflows from other assets or groups of assets (cash-generating units).

Goodwill and impairment of goodwill
Goodwill and impairment of goodwill
Goodwill represents the excess of the purchase price over the estimated fair value of net tangible and identifiable assets of a business acquired in a business combination. After initial recognition, goodwill is measured at cost less any accumulated impairment losses, if any. For the purpose of impairment testing, goodwill acquired in a business combination is allocated to the Company's operating segment ("the Segment"), which is the level at which management monitors goodwill.
The Company reviews the carrying value of goodwill in accordance with International Accounting Standard (IAS) 36, Impairment of Assets, on an annual basis or more frequently if events or a change in circumstances indicate that it is more likely than not that the fair value of the goodwill is below its carrying amount. The Company previously performed the annual goodwill impairment test on March 31 of each fiscal year. Beginning with the quarter ended December 31, 2020, the Company moved the annual goodwill impairment test from March 31 to December 31. The change does not delay, accelerate or avoid an impairment charge.
Impairment is determined by assessing the recoverable amount of the Segment. The Segment's recoverable amount is the higher of the Segment's fair value less costs of disposal and its value in use. A quantitative analysis was performed to determine the fair value less costs of disposal. Note 17 discusses the method and assumptions used for impairment testing.

Business combinations
Business combinations
The Company follows the acquisition method to account for business combinations in accordance with IFRS 3, Business Combinations. The acquisition method of accounting requires that assets acquired and liabilities assumed be recorded at their estimated fair values on the date of a business acquisition. The excess of the purchase price over the estimated fair value is recorded as goodwill.
The amounts included in the consolidated statements of loss and comprehensive loss under acquisition-related compensation arise from business combinations made by the Company. Acquisition costs that are tied to continuing employment of pre-existing shareholders are required to be recognized as acquisition-related compensation and recognized in accordance with the vesting terms in the acquisition agreement. Consequently, those costs are not included in the total purchase consideration of the business combination. All other costs that are not eligible for capitalization related to the acquisition are expensed as incurred.
New information obtained during the measurement period, up to 12 months following the acquisition date, about facts and circumstances existing at the acquisition date affect the acquisition accounting. Upon the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded in the consolidated statements of loss and comprehensive loss.
Government assistance
Government assistance
Government assistance is recognized when there is reasonable assurance that it will be received and all related conditions will be complied with. When the government assistance relates to an expense item, it is recognized as a reduction of expense over the period necessary to match the government assistance on a systematic basis to the costs that it is intended to subsidize.

Income taxes
Income taxes
Current tax
The current tax payable is based on taxable income for the year. Taxable income differs from income as reported in the consolidated statements of loss and comprehensive loss because of items of income or expense that are taxable or deductible in other periods and items that are never taxable or deductible. The Company’s liability for current tax is calculated using tax rates that have been enacted or substantively enacted by the end of the reporting period.
Deferred tax
Deferred tax is recognized on temporary differences between the carrying amounts of assets and liabilities in the consolidated financial statements and the corresponding tax bases used in the computation of taxable profit. Deferred tax liabilities are recognized for all taxable temporary differences. Deferred tax assets are recognized for all deductible temporary differences to the extent that it is probable that taxable profits against which those deductible temporary differences can be utilized will be available. Such deferred tax assets and liabilities are not recognized if the temporary difference arises from goodwill or from the initial recognition (other than in a business combination) of other assets and liabilities in a transaction that affects neither the taxable profit nor the accounting profit.
The carrying amount of deferred tax assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered.
Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the period in which the liability is settled or the asset realized, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period. The measurement of deferred tax liabilities and assets reflects the tax consequences that would follow from the manner in which the Company expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities.
Deferred tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority and the Company intends to settle its current tax assets and liabilities on a net basis.
Current and deferred tax
Current and deferred tax are recognized as an expense or income in net loss, except when they relate to items that are recognized outside of net loss (whether in other comprehensive income (loss) or directly in deficit), in which case the tax is also recognized outside of net loss.

Provisions
Provisions
Provisions are recognized when the Company has a present legal or constructive obligation as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation.
Restructuring provisions are recognized when the Company has put in place a detailed restructuring plan which has been communicated in sufficient detail to create a constructive obligation. Restructuring provisions include only costs directly related to the restructuring plan, and are measured at the best estimate of the amount required to settle the Company's obligations.
If the known expected settlement date exceeds 12 months from the date of recognition, provisions are discounted using a current pre-tax interest rate that reflects the risks specific to the liability. Where discounting is used, the increase in the provision due to the passage of time is recognized as a finance cost. Provisions are reviewed at the end of each reporting period and adjusted as appropriate.

Leases
Leases
At inception of a contract, the Company assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. To assess whether a contract conveys the right to control the use of an identified asset, the Company assesses whether:
–The contract involves the use of an identified asset - this may be specified explicitly or implicitly, and should be physically distinct or represent substantially all of the capacity of a physically distinct asset. If the supplier has a substantive substitution right, then the asset is not identified.
–The Company has the right to obtain substantially all the economic benefits from the use of the asset throughout the period of use; and
–The Company has the right to direct the use of the asset. The Company has this right when it has the decision-making rights that are most relevant to changing how and for what purpose the asset is used.
At inception or on reassessment of a contract that contains a lease component, the Company allocates the consideration in the contract to each lease component on the basis of their relative standalone price.
As a lessee
The Company recognizes a right-of-use asset and a lease liability at the lease commencement date. The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received prior to the commencement date.
The right-of-use asset is subsequently depreciated using the straight-line method from the commencement date to the end of the lease term, which is considered the appropriate useful life of any such asset. In addition, the right-of-use asset is reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability, to the extent necessary.
The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using an incremental borrowing rate if the rate implicit in the lease arrangement is not readily determinable.
Lease payments included in the measurement of the lease liability comprise fixed payments, including in-substance fixed payments and variable lease payments that depend on an index or a rate, initially measured using the index or rate as at the commencement date.
The lease liability is subsequently measured at amortized cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, lease term, or if the Company changes its assessment of whether it will exercise an extension or termination option. When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying amount of the right-of-use asset, or is recorded in profit or loss if the carrying amount of the right-of-use asset has been reduced to zero.
Lease incentives receivable are included in the initial measurement of the lease liability and right-of-use asset.
Short-term leases and leases of low-value assets
The Company has elected not to recognize right-of-use assets and lease liabilities for short-term leases that have a lease term of 12 months or less and leases of low-value assets. The Company recognizes the lease payments associated with these leases as an expense on a straight-line basis over the lease term.
On the consolidated statement of cash flows, lease payments related to short-term leases, low value assets and variable lease payments not included in lease liabilities are classified as cash outflows from operating activities, whereas the remaining lease payments are classified as cash flows from financing activities.
Equity incentive plan
Equity incentive plans
The Company has multiple equity incentive plans and records all stock-based payments, including grants of employee stock options, at their respective fair values. The Company recognizes stock-based compensation expense over the vesting period of the tranche of awards being considered. The fair value of stock options granted to employees is estimated at the date of grant using the Black-Scholes option pricing model. The Company also estimates forfeitures at the time of grant and revises its estimate, if necessary, in subsequent periods if actual forfeitures differ from these estimates. Any consideration paid by employees on exercising stock options and the corresponding portion previously credited to additional paid-in capital are credited to share capital.
The Black-Scholes option pricing model used by the Company to calculate option values was developed to estimate the fair value. This model also requires assumptions, including expected option life, volatility, risk-free interest rate and dividend yield, which greatly affect the calculated values.
Expected option life is determined using the time-to-vest-plus-historical-calculation-from-vest-date method that derives the expected life based on a combination of each tranche’s time to vest plus the actual or expected life of an award based on the past activity or remaining time to expiry on outstanding awards. Expected forfeiture is derived from historical patterns. Expected volatility is determined using comparable companies for which the information is publicly available, adjusted for factors such as industry, stage of life cycle, size and financial leverage. The risk-free interest rate is determined based on the rate at the time of grant and cancellation for zero-coupon Canadian government securities with a remaining term equal to the expected life of the option. Dividend yield is based on the stock option’s exercise price and expected annual dividend rate at the time of grant.
The fair value of restricted share units ("RSUs"), deferred share units ("DSUs") and performance share units ("PSUs") is measured using the fair value of the Company's shares as if the units were vested and issued on the grant date. An estimate of forfeitures is applied when determining stock-based compensation expense as well as estimating the probability of meeting related performance conditions where applicable.

Employee benefits	Employee benefitsThe Company maintains defined contribution plans for which it pays fixed contributions to administered pension insurance plans on a mandatory, contractual or voluntary basis. The Company has no further payment obligations once the contributions have been paid. Obligations for contributions to defined contribution pension plans are recognized as employee compensation as the services are provided.
Segment information
Segment information
The Company’s Chief Operating Decision-Maker (CODM) is a function comprising three C-Level executives, specifically the Chief Executive Officer, the Chief Financial Officer and the President. The CODM is the highest level of management responsible for assessing Lightspeed’s overall performance and making operational decisions such as resource allocations related to operations, product prioritization, and delegation of authority. Management has determined that the Company operates in a single operating and reportable segment.

Loss per share
Loss per share
Basic loss per share is calculated by dividing net loss attributable to common equity holders of the Company by the weighted average number of Common Shares outstanding during the year.
Diluted loss per share is calculated by dividing net loss attributable to common equity holders of the Company by the weighted average number of Common Shares outstanding during the year, plus the effect of dilutive potential Common Shares outstanding during the year. This method requires that diluted loss per share be calculated as if all dilutive potential Common Shares had been exercised at the latest of the beginning of the year or on the date of issuance, as the case may be, and that the funds obtained thereby (plus an amount equivalent to the unamortized portion of related stock-based compensation costs) be used to purchase Common Shares of the Company at the average fair value of the Common Shares during the year.

Financial assets
Financial assets
Initial recognition and measurement
The Company’s financial assets comprise cash and cash equivalents, restricted cash, trade and other receivables, merchant cash advances, and other long-term assets. All financial assets are recognized initially at fair value plus transaction costs that are attributable to the acquisition of the financial asset. Purchases and sales of financial assets are recognized on the settlement date being the date that the Company receives or delivers the asset. Receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. They are included in current assets except for those with maturities greater than 12 months after the reporting period.
Subsequent measurement
Cash and cash equivalents, restricted cash and merchant cash advances are carried at fair value with gains and losses recognized in the consolidated statements of loss and comprehensive loss.
Trade receivables are carried at amortized cost using the effective interest rate method. For information on impairment losses on trade and other receivables, refer to the Impairment of financial assets section below.
Derecognition
Financial assets are derecognized when the rights to receive cash flows from the asset have expired or when the financial assets are written off.
Impairment of financial assets
The Company assesses at each reporting date whether there is any evidence that its trade receivables are impaired. The Company uses the simplified approach for measuring impairment for its trade receivables as these financial assets do not have a significant financing component as defined under IFRS 15, Revenue from Contracts with Customers. Therefore, the Company does not determine if the credit risk for these instruments has increased significantly since initial recognition. Instead, a loss allowance is recognized based on lifetime expected credit losses (“ECL”) at each reporting date. Impairment losses and subsequent reversals are recognized in profit or loss and are the amounts required to adjust the loss allowance at the reporting date to the amount that is required to be recognized based on the aforementioned policy. The Company has established a provision matrix that is based on its historical credit loss experiences, adjusted for forward-looking factors specific to the debtors and the economic environment. The carrying amount of the asset is reduced through the use of an allowance account and the amount of the loss is recognized in the consolidated statements of loss and comprehensive loss. Trade receivables are written off when there is no reasonable expectation of recovery.
Financial liabilities
Financial liabilities
Initial recognition and measurement
The Company’s financial liabilities comprise accounts payable and accrued liabilities, lease liabilities, other liabilities, long-term debt and contingent consideration. All financial liabilities except lease liabilities are recognized initially at fair value. The Company assesses whether embedded derivative financial instruments are required to be separated from host contracts when the Company first becomes party to the contract.
Subsequent measurements
After initial recognition, payables are subsequently measured at amortized cost using the effective interest method. The effective interest method amortization is included as a finance cost in the consolidated statements of loss and comprehensive loss. Gains and losses are recognized in the consolidated statements of loss and comprehensive loss when the liabilities are derecognized.
Payables are classified as current liabilities unless the Company has an unconditional right to defer settlement of the liability for at least 12 months after the reporting date.
The Company accounts for contingent consideration as a financial liability measured at fair value through profit or loss and subsequently re-measures fair value at the end of each reporting period. The fair value of the contingent consideration, if above nil, is presented as a component of accounts payable and accrued liabilities as well as other long-term liabilities on the consolidated balance sheets. The change in the fair value of the contingent consideration, if any, is recognized within general and administrative expenses in the consolidated statements of loss and comprehensive loss.
Derecognition
Financial liabilities are derecognized when the obligation under the liability is discharged, cancelled, or expires.

Foreign currency translation
Foreign currency translation
Functional and presentation currency
The functional as well as the presentation currency of Lightspeed is the US dollar. Items included in the consolidated financial statements of the Company are measured in the functional currency, which is the currency of the primary economic environment in which the entity operates.
Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the date of the transactions or when items are remeasured. Foreign exchange gains and losses resulting from the settlement of such transactions and from the changes at period-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the consolidated statements of loss and comprehensive loss.
Foreign operations
The results and financial position of all the Company entities that have a functional currency different from the presentation currency are translated into US dollars as follows: assets and liabilities are translated at the closing rate at the reporting date; income and expenses for each statement of operation are translated at average exchange rates; and all resulting exchange differences are recognized in other comprehensive loss.
Goodwill and fair value adjustments arising on the acquisition of a foreign operation are treated as assets and liabilities of the operation and translated at the closing rate at each reporting date.

New accounting pronouncements
New accounting pronouncements
New accounting pronouncements are issued by the IASB or other standard-setting bodies, and they are adopted by the Company as at the specified effective date.
New and amended standards and interpretations adopted by the Company
The IASB has issued amendments to the definition of a business in IFRS 3 Business Combinations to help entities determine whether or not an acquired set of activities and assets is a business. It has also issued amendments to IAS 1 Presentation of Financial Statements and IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors to align the definition of "material" across the standards and to clarify certain aspects of the definition. The Company has adopted these amendments as of April 1, 2020. There was no impact on the Company's accounting policies or the consolidated financial statements as a result of adopting such amendments. There were no other IFRS or IFRIC interpretations effective as of April 1, 2020 that had a material impact on the Company's accounting policies or the consolidated financial statements.
New and amended standards and interpretations issued not yet effective
At the date of authorization of these financial statements, the Company has not yet applied the following new and revised IFRS Standards that have been issued but are not yet effective.
The IASB has issued amendments to IAS 1 affecting the presentation of liabilities as current or non-current in the statement of financial position and requiring companies to disclose their material accounting policy information. The IASB has also issued amendments to IAS 8 clarifying how to distinguish changes in accounting policies from changes in accounting estimates. The amendments to IAS 1 and IAS 8 are effective for annual periods beginning on or after January 1, 2023, with early application permitted. It has also issued amendments to IAS 16 to prohibit deducting from the cost of an item of property, plant and equipment any proceeds from selling items produced before that asset is available for use. The amendments also clarify the meaning of "testing whether an asset is functioning properly". The IASB also issued an amendment to IAS 37 Provisions, Contingent Liabilities and Contingent Assets to clarify the cost of fulfilling a contract in assessing whether a contract is onerous. The amendments to IAS 16 and IAS 37 are effective for annual periods beginning on or after January 1, 2022, with early application permitted.
In August 2020, the IASB issued Interest Rate Benchmark Reform-Phase 2, which amends IFRS 9 Financial Instruments, IAS 39 Financial Instruments: Recognition and Measurement, IFRS 7 Financial Instruments: Disclosures and IFRS 16 Leases. The amendments focus on the effects on financial statements when a company replaces the old interest rate benchmark with an alternative benchmark rate as a result of the reform. The amendments are effective for annual periods beginning on or after January 1, 2021, with early application permitted.
The Company does not expect that the adoption of the standards listed above will have a material impact on the financial statements of the Company in future periods.
Significant accounting estimates and assumptions	Significant accounting estimates and assumptions
Use of estimates
The preparation of the consolidated financial statements in conformity with IFRS requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes.
Management reviews its estimates on an ongoing basis based on management’s best knowledge of current events and actions that the Company may undertake in the future. Actual results could differ from those estimates.
Key estimates and assumptions are as follows:
COVID-19
The uncertainties around the COVID-19 pandemic, the continuing resurgences of COVID-19, and related restrictions to contain its spread required the use of judgments and estimates which resulted in no material accounting impacts for the fiscal year ended March 31, 2021, other than the impact on expected credit losses driven by the changes in the macro-economic environment due to COVID-19. For information on the loss allowance, refer to note 28. The risk and uncertainties surrounding the COVID-19 pandemic generate a significant risk of material adjustment in future reporting periods to the following: revenue recognition, estimated losses on revenue-generating contracts, goodwill and intangible impairment, and other assets and liabilities. In addition to the impacts disclosed above, the Company received $8,121 with respect to remuneration of eligible employees pursuant to government-sponsored COVID-19 wage subsidy programs globally (note 8).
Revenue recognition
The identification of revenue-generating contracts with customers, the identification of performance obligations, the determination of the transaction price and allocations between identified performance obligations, the use of the appropriate revenue recognition method for each performance obligation and the measure of progress for performance obligations satisfied over time are the main aspects of the revenue recognition process, all of which require the exercise of judgment and use of assumptions.
The Company follows the guidance provided in IFRS 15 – Appendix B, Principal versus Agent Considerations for determining whether revenue should be recognized based on the gross amount billed to a merchant or the net amount retained. This determination is a matter of judgment that depends on the facts and circumstances of each arrangement.
Impairment of non-financial assets
The Company’s impairment test for goodwill is based on internal estimates of fair value less costs of disposal calculations and uses valuation models such as the discounted cash flow model. Key assumptions on which management has based its determination of fair value less costs of disposal include estimated growth rates and discount rates. These estimates, including the methodology used, the assessment of CGUs and how goodwill is allocated, can have a material impact on the respective values and ultimately the amount of any goodwill impairment. Refer to note 17 for additional information on the assumptions used.
Whenever property and equipment and intangible assets are tested for impairment, the determination of the assets’ recoverable amount involves the use of estimates by management and can have a material impact on the respective values and ultimately the amount of any impairment.
Business combinations
Business combinations are accounted for in accordance with the acquisition method. The consideration transferred and the acquiree’s identifiable assets, liabilities and contingent liabilities are measured at their fair value. The Company develops the fair value by using appropriate valuation techniques which are generally based on a forecast of the total expected future net discounted cash flows. These evaluations are linked closely to the assumptions made by management and can consist of the future performance of the related assets, the discount rate, the attrition rate, and the payment attach rate. Contingent consideration is measured at fair value using a discounted cash flow model.
Recoverability of deferred tax assets and current and deferred income taxes and tax credits
Uncertainties exist with respect to the interpretation of complex tax regulations and the amount and timing of future taxable income. The Company establishes provisions based on reasonable estimates for possible consequences of audits by the tax authorities. The amount of such provisions is based on various factors, such as experience of previous tax audits and differing interpretations of tax regulations by the taxable entity and the responsible tax authority.
Deferred income tax assets are recognized for unused tax losses and deductible temporary differences to the extent it is probable that taxable income will be available against which the losses and deductible temporary differences can be utilized. Management’s judgment is required to determine the amount of deferred income tax assets that can be recognized, based upon the likely timing and the level of future taxable income together with future tax planning strategies.
Stock-based compensation
The Company measures the cost of equity-settled transactions with employees by reference to the fair value of the related instruments at the date at which they are granted. Estimating fair value for stock‑based payments requires determining the most appropriate valuation model for a grant, which depends on the terms and conditions of the grant. This also requires making assumptions and determining the most appropriate inputs to the valuation model including the expected life of the option, volatility and dividend yield. Refer to note 26 for additional information on the assumptions used.
Impairment of financial assets
The Company assesses at each reporting date whether there is any evidence that our trade receivables are impaired. We use the simplified approach for measuring impairment for our trade receivables as these financial assets do not have a significant financing component as defined under IFRS 15, Revenue from Contracts with Customers. Therefore, we do not determine if the credit risk for these instruments has increased significantly since initial recognition. Instead, a loss allowance is recognized based on lifetime expected credit losses (“ECL”) at each reporting date. We have established a provision matrix that is based on our historical credit loss experiences, adjusted for forward looking factors specific to the debtors and the economic environment.